SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	39 years
Capitalized software and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Capitalized software and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and other equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and other equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	12 years